Cover	Aug. 07, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2026
Current Fiscal Year End Date	--08-31
Entity File Number	0-53482
Entity Registrant Name	DyTb, LLC
Entity Central Index Key	0001445942
Entity Tax Identification Number	87-0294969
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 W. Airport Road
Entity Address, City or Town	Stillwater
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74075
City Area Code	813
Local Phone Number	867-6155
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	527 21st Street #44
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550
Entity Information, Former Legal or Registered Name	TEXAS MINERAL RESOURCES CORP.